Intangible Liability - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of Intangible Liability

	December 31, 2016	December 31, 2015

Opening balance	$13,693	$15,812
Amortization in period	(2,104)	(2,119)

Closing balance	$11,589	$13,693